Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Detail) - CIESOP [member]	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of Options	0
Weighted average exercise price	₨ 279.2	₨ 275.5	₨ 264.3
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	200.05	187.00
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 291.25	₨ 291.50